Investments in Joint Ventures - Additional Information (Detail) - USD ($)		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 08, 2023
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Aggregate Cost	$ 1,930,000	$ 1,930,000	$ 1,950,000
Property, plant and equipment, disposals		$ 78,933,759	$ 12,046,017
Eco Ethereal [Member]
Schedule of Equity Method Investments [Line Items]
Property, plant and equipment, disposals	$ 43,000,000
Deposit received by joint venture				20.00%